Consolidated Interim Income Statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Net operating revenue	$ 8,804	$ 9,920	$ 16,923	$ 18,379
Cost of goods sold and services rendered	(6,085)	(6,349)	(11,536)	(11,716)
Gross profit	2,719	3,571	5,387	6,663
Operating expenses
Selling and administrative	(131)	(137)	(276)	(277)
Research and development	(159)	(189)	(282)	(345)
Pre-operating and operational stoppage	(71)	(91)	(161)	(183)
Other operating expenses, net	(222)	(289)	(480)	(539)
Impairment and gains (losses) on disposal of non-current assets, net	(132)	1,010	(385)	1,004
Operating income	2,004	3,875	3,803	6,323
Financial income	112	78	228	187
Financial expenses	(404)	(365)	(786)	(704)
Other financial items, net	459	(965)	910	(1,172)
Equity results and other results in associates and joint ventures	(68)	112	(9)	236
Income before income taxes	2,103	2,735	4,146	4,870
Income taxes	32	34	(615)	(414)
Net income	2,135	2,769	3,531	4,456
Net income attributable to noncontrolling interests	18		20	8
Net income attributable to Vale S.A.'s shareholders	$ 2,117	$ 2,769	$ 3,511	$ 4,448
Ordinary shares [member]
Operating expenses
Basic earnings per share from continuing operations	$ 0.50	$ 0.65	$ 0.82	$ 1.04
Diluted earnings per share from continuing operations	$ 0.50	$ 0.65	$ 0.82	$ 1.04